FCF P-2 07/13

SUPPLEMENT DATED JULY  17, 2013

TO THE PROSPECTUS DATED

FEBRUARY 1, 2013

OF

FRANKLIN CUSTODIAN FUNDS

 (Franklin DynaTech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund, Franklin Utilities Fund)

The prospectus is amended as follows:

I. For the Franklin Income Fund, the portfolio management team under the “Fund Summary – Management” section starting on page 22 is revised as follows:

EDWARD D. PERKS, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since 2002.

MATTHEW QUINLAN   Portfolio Manager of Advisers and portfolio manager of the Fund since December 2012.

ALEX W. PETERS, CFA   Vice President of Advisers and portfolio manager of the Fund since December 2012.

CHARLES B. JOHNSON   Portfolio Manager of Investment Counsel and portfolio manager of the Fund since 1957.

II. For the Franklin Income Fund, the portfolio management team under the “Fund Details – Management” section starting on page 72 is revised as follows:

EDWARD D. PERKS, CFA   Senior Vice President of Advisers

Mr. Perks has been a portfolio manager of the Fund since 2002. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1992.

MATTHEW QUINLAN   Portfolio Manager of Advisers

Mr. Quinlan has been a portfolio manager of the Fund since December 2012, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2005.

ALEX W. PETERS, CFA   Vice President of Advisers

Mr. Peters has been a portfolio manager of the Fund since December 2012, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1992.

CHARLES B. JOHNSON   Portfolio Manager of Investment Counsel

Mr. Johnson has been a portfolio manager of the Fund since 1957, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1957.

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Please retain this supplement with your prospectus for reference.